Acquisition of Clear RF LLC (Details)		12 Months Ended
	Mar. 31, 2021 USD ($) $ / Customers Patents	Dec. 31, 2021 USD ($) $ / Customers	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)
Acquisition of Clear RF LLC (Details) [Line Items]
Cash transferred		$ 155,015		$ 155,015
Number of instruments or interests issued or issuable | $ / Customers		23,949
Equity interests of acquirer		$ 194,985
Identifiable intangible assets recognised as of acquisition date	$ 522,637
Impairment loss recognised in profit or loss, goodwill		852,037
Impairment loss		930,971	$ 1,530,667
Aggregate amount total acquisition consideration		700,000
Customer-related intangible assets [member]
Acquisition of Clear RF LLC (Details) [Line Items]
Impairment loss		399,920	$ 293,000
Clear RF LLC [Member]
Acquisition of Clear RF LLC (Details) [Line Items]
Acquisition of incurred costs		79,069
Impairment loss recognised in profit or loss, goodwill		50,257
Clear RF LLC [Member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Acquisition of Clear RF LLC (Details) [Line Items]
Number of identifiable intangible assets recognised as of acquisition date | Patents	2
Identifiable intangible assets recognised as of acquisition date	$ 122,717
Clear RF LLC [Member] | Supplier Relationship [Member]
Acquisition of Clear RF LLC (Details) [Line Items]
Identifiable intangible assets recognised as of acquisition date	$ 399,920
Clear RF LLC [Member] | Patents And Supplier Relationship [Member]
Acquisition of Clear RF LLC (Details) [Line Items]
Useful life measured as period of time, Intangible assets other than goodwill	4 years
Residual value of assets acquired	$ 0
Clear RF LLC [Member] | Customer-related intangible assets [member]
Acquisition of Clear RF LLC (Details) [Line Items]
Impairment loss		$ 399,920
Major business combination [member] | Clear RF LLC [Member]
Acquisition of Clear RF LLC (Details) [Line Items]
Cash transferred	$ 155,015			155,015
Number of instruments or interests issued or issuable | $ / Customers	23,949
Equity interests of acquirer	$ 194,985			$ 194,985
Decrease through other distributions to owners, equity	$ 194,985